Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	$ 784.0	$ 1,002.0
Allowance for current expected credit losses	(3.0)	(3.0)	$ (40.0)	$ (12.0)
Total accounts receivables, net	781.0	999.0
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	405.0	625.0
Royalty receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	$ 379.0	$ 377.0